Inventories, net - Schedule of Inventories Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Inventory [Line Items]
Products	¥ 6,553,372		¥ 7,096,118
Others	26,815		33,141
Inventories	6,580,187		7,129,259
Inventory write-down	(935,474)		(1,613,379)	¥ (1,465,178)
Total	¥ 5,644,713	$ 795,041	¥ 5,515,880